Related Party Balances and Transactions - Schedule of Amounts Due from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 6,989	$ 984	¥ 6,602
Due from L.P. by the Group
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 6,989		¥ 6,602